ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS - Disclosure of detailed information about assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Apr. 15, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash	$ 2,727	$ 863		$ 1,813	$ 2,449
Trade receivables	10,848	13,803
Other current assets	4,316	5,419
Inventory	4,268	3,215
Total current assets	22,741	23,364
NON-CURRENT ASSETS:
Property, plant and equipment, net	3,711	3,730
Right-of-use assets, net	401	451
Intangible assets, net	1,222	3,333
Goodwill	1,885	6,679
Total non-current assets	8,995	15,824
Total assets	31,736	39,188
CURRENT LIABILITIES:
Trade payables	12,055	11,159
Current maturities of operating lease liabilities	322	262
Total current liabilities	34,006	34,918
NON-CURRENT LIABILITIES:
Operating lease liabilities	54	171
Deferred tax liability, net	355	487
Total non-current liabilities	1,345	1,124
Total liabilities	$ 35,351	$ 36,042
Oranim Plus Pharm LTD. [Member]
CURRENT ASSETS:
Cash			$ 346
Trade receivables			1,324
Other current assets			759
Inventory			837
Total current assets			3,266
NON-CURRENT ASSETS:
Property, plant and equipment, net			783
Right-of-use assets, net			533
Intangible assets, net			1,414
Goodwill			3,499
Total non-current assets			6,229
Total assets			9,495
CURRENT LIABILITIES:
Trade payables			1,597
Other current liabilities			166
Current maturities of operating lease liabilities			155
Total current liabilities			1,918
NON-CURRENT LIABILITIES:
Operating lease liabilities			372
Deferred tax liability, net			326
Total non-current liabilities			698
Total liabilities			2,616
Purchase consideration payable			2,172
Put option liability			$ 1,973